Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Cumulative Preference Shares, nominal value	€ 0.09	€ 0.09
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000	700,000,000
Cumulative Preference Shares, outstanding (actual number of shares)
Ordinary Shares, outstanding (actual number of shares)	407,165,221	413,669,257
Ordinary Stock
Ordinary Shares, nominal value	€ 0.09	€ 0.09
Ordinary Shares, authorized (actual number of shares)	699,999,000	700,000,000
Ordinary Shares, outstanding (actual number of shares)	407,165,221	413,669,257
Common Class B
Ordinary Shares, nominal value	€ 0.01
Ordinary Shares, authorized (actual number of shares)	9,000
Ordinary Shares, outstanding (actual number of shares)